John Deere Owner Trust 2022-B				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$313,000,000 Class A-1 2.87600% Asset Backed Notes due July 17, 2023
$411,000,000 Class A-2 3.73% Asset Backed Notes due June 16, 2025
$411,000,000 Class A-3 3.74% Asset Backed Notes due February 16, 2027
$86,166,000 Class A-4 3.80% Asset Backed Notes due May 15, 2029
$31,312,740 Overcollateralization

Scheduled Payment Date (30/360)				15-Apr-26
Actual Payment Date (A/360)				15-Apr-26
Collection Period Begin Date				02-Mar-26
Collection Period End Date				29-Mar-26
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$118,540,299.91
	(a)	Total cash receipts during the month:		$14,280,348.82
	(b)	Administrative repurchases during the month:		$88,551.17
	(c)	Investment earnings on cash accounts:		$37,127.21
	(d)	Payment from Deere to buy-back the deal:		$104,134,272.71

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$273,622.19
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$763.19
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$272,859.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$86,410,873.97
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$244,873.97
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.28%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$244,873.97

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$86,166,000.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	99.72%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$86,166,000.00

(5)	Noteholders' Distributable Amount:		$86,684,496.16

(6)	Reserve Account balance:
	(a)	Beginning balance:	$12,524,787.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$12,524,787.00
	(e)	Ending Balance (after giving effect to all distributions):	$0.00
	(f)	Specified Reserve Account Balance:	$0.00

(7)	Servicing Fee:		$99,445.02
	(a)	Amount of Servicing Fee earned:	$99,445.02
	(b)	Amount of Servicing Fee paid:	$99,445.02
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$44,281,045.73

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$105,522,473.93

	(b)	Note Value as of the end of the related Collection Period:	$104,134,272.53

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$31,312,740.00

	(d)	Number of Accounts at the end of the related Collection Period:	5,815

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii) Class A-3 Note Pool Factor:	0.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$0.00
		(ii) Class A-4 Note Pool Factor:	0.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$75,807.05
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	($7,839.67)
	(ii)	Cumulative amount of net losses:	$3,362,807.72
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.25%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.46%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	6,233
	(b)	Number of loans at the end of the period:	5,815
	(c)	Weighted average remaining term on receivables:	9.33
	(d)	Prepayment amount - monthly:	($12,733,865.67)
	(e)	Prepayment amount - life-to-date:	$64,613,512.79
	(f)	Weighted average APR of the pool assets:	2.60%
	(g)	Pool Factor:	0.08

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	3.46%
	(c)	Delinquency Trigger Occurred: Y/N	N